UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09019

The Dow® Target Variable Fund LLC

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)

Kimberly A. Plante, Secretary
The Dow® Target Variable Fund LLC
P.O. Box 237
Cincinnati, OH 45201

(Name and address of agent for service)

513-794-6971

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Item 1. Schedules of Investments.

The Dow® Target Variable Fund LLC	Dow® Target 10 - First Quarter Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 104.6%	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
McDonald's Corp. (Hotels, Restaurants & Leisure)	2,892	$220,052

CONSUMER STAPLES - 10.0%
Kraft Foods, Inc. Class A (Food Products)	7,053	221,182

ENERGY - 11.9%
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,436	261,700

HEALTH CARE - 30.4%
Johnson & Johnson (Pharmaceuticals)	3,582	212,234
Merck & Co., Inc. (Pharmaceuticals)	6,147	202,912
Pfizer, Inc. (Pharmaceuticals)	12,646	256,840
		671,986
INFORMATION TECHNOLOGY - 9.7%
Intel Corp. (Semiconductors & Equip.)	10,631	214,427

MATERIALS - 11.1%
E.I. du Pont de Nemours & Co. (Chemicals)	4,450	244,617

TELECOMMUNICATION SERVICES - 21.5%
AT&T, Inc. (Diversified Telecom. Svs.)	7,594	232,376
Verizon Communications, Inc. (Diversified Telecom. Svs.)	6,256	241,106
		473,482
Total Common Stocks (Cost $2,060,773)		$2,307,446

Money Market Funds - 0.6%	Shares	Value
Fidelity Institutional Money Market Funds	13,000	$13,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $13,000)		$13,000

Total Investments - 105.2% (Cost $2,073,773) (a)		$2,320,446
Liabilities in Excess of Other Assets - (5.2)%		(114,124)
Net Assets - 100.0%		$2,206,322

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 10 - Second Quarter Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 100.4%	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,214	$244,553

CONSUMER STAPLES - 19.2%
Coca-Cola Co. / The (Beverages)	3,941	261,485
Kraft Foods, Inc. Class A (Food Products)	7,088	222,280
		483,765
ENERGY - 12.2%
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,871	308,432

HEALTH CARE - 25.4%
Johnson & Johnson (Pharmaceuticals)	3,331	197,362
Merck & Co., Inc. (Pharmaceuticals)	5,740	189,477
Pfizer, Inc. (Pharmaceuticals)	12,525	254,383
		641,222
MATERIALS - 12.5%
E.I. du Pont de Nemours & Co. (Chemicals)	5,722	314,538

TELECOMMUNICATION SERVICES - 21.4%
AT&T, Inc. (Diversified Telecom. Svs.)	8,331	254,929
Verizon Communications, Inc. (Diversified Telecom. Svs.)	7,410	285,581
		540,510
Total Common Stocks (Cost $2,188,014)		$2,533,020

Money Market Funds - 0.9%	Shares	Value
Fidelity Institutional Money Market Funds	23,000	$23,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $23,000)		$23,000

Total Investments - 101.3% (Cost $2,211,014) (a)		$2,556,020
Liabilities in Excess of Other Assets - (1.3)%		(31,712)
Net Assets - 100.0%		$2,524,308

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 10 - Third Quarter Portfolio

Schedule of Investments	March 31, 201(Unaudited)

Common Stocks - 98.9%	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
McDonald's Corp. (Hotels, Restaurants & Leisure)	2,212	$168,311

CONSUMER STAPLES - 18.8%
Coca-Cola Co. / The (Beverages)	2,920	193,742
Kraft Foods, Inc. Class A (Food Products)	5,169	162,100
		355,842
ENERGY - 12.2%
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,150	230,975

HEALTH CARE - 26.0%
Johnson & Johnson (Pharmaceuticals)	2,481	146,999
Merck & Co., Inc. (Pharmaceuticals)	4,149	136,958
Pfizer, Inc. (Pharmaceuticals)	10,295	209,091
		493,048
MATERIALS - 12.1%
E.I. du Pont de Nemours & Co. (Chemicals)	4,172	229,335

TELECOMMUNICATION SERVICES - 20.9%
AT&T, Inc. (Diversified Telecom. Svs.)	6,011	183,937
Verizon Communications, Inc. (Diversified Telecom. Svs.)	5,497	211,854
		395,791
Total Common Stocks (Cost $1,651,736)		$1,873,302

Money Market Funds - 0.9%	Shares	Value
Fidelity Institutional Money Market Funds	17,000	$17,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $17,000)		$17,000

Total Investments - 99.8% (Cost $1,668,736) (a)		$1,890,302
Other Assets in Excess of Liabilities - 0.2%		4,792
Net Assets - 100.0%		$1,895,094

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 10 - Fourth Quarter Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 100.3%	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,045	$231,694

CONSUMER STAPLES - 9.3%
Kraft Foods, Inc. Class A (Food Products)	7,351	230,527

ENERGY - 12.1%
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,799	300,697

HEALTH CARE - 27.9%
Johnson & Johnson (Pharmaceuticals)	3,660	216,855
Merck & Co., Inc. (Pharmaceuticals)	6,163	203,441
Pfizer, Inc. (Pharmaceuticals)	13,211	268,315
		688,611
INFORMATION TECHNOLOGY - 9.6%
Intel Corp. (Semiconductors & Equip.)	11,816	238,329

MATERIALS - 11.3%
E.I. du Pont de Nemours & Co. (Chemicals)	5,085	279,522

TELECOMMUNICATION SERVICES - 20.7%
AT&T, Inc. (Diversified Telecom. Svs.)	7,933	242,750
Verizon Communications, Inc. (Diversified Telecom. Svs.)	6,961	268,277
		511,027
Total Common Stocks (Cost $2,203,232)		$2,480,407

Money Market Funds - 1.8%	Shares	Value
Fidelity Institutional Money Market Funds	44,000	$44,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $44,000)		$44,000

Total Investments - 102.1% (Cost $2,247,232) (a)		$2,524,407
Liabilities in Excess of Other Assets - (2.1)%		(52,335)
Net Assets - 100.0%		$2,472,072

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 5 - First Quarter Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 96.1%	Shares	Value
CONSUMER STAPLES - 18.2%
Kraft Foods, Inc. Class A (Food Products)	5,215	$163,542

HEALTH CARE - 21.2%
Pfizer, Inc. (Pharmaceuticals)	9,350	189,898

INFORMATION TECHNOLOGY - 17.7%
Intel Corp. (Semiconductors & Equip.)	7,860	158,536

TELECOMMUNICATION SERVICES - 39.0%
AT&T, Inc. (Diversified Telecom. Svs.)	5,616	171,850
Verizon Communications, Inc. (Diversified Telecom. Svs.)	4,625	178,248
		350,098
Total Common Stocks (Cost $811,903)		$862,074

Money Market Funds - 3.7%	Shares	Value
Fidelity Institutional Money Market Funds	33,000	$33,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $33,000)		$33,000

Total Investments - 99.8% (Cost $844,903) (a)		$895,074
Other Assets in Excess of Liabilities - 0.2%		2,177
Net Assets - 100.0%		$897,251

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 5 - Second Quarter Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 96.0%	Shares	Value
CONSUMER STAPLES - 17.7%
Kraft Foods, Inc. Class A (Food Products)	5,053	$158,462

HEALTH CARE - 35.3%
Merck & Co., Inc. (Pharmaceuticals)	4,093	135,110
Pfizer, Inc. (Pharmaceuticals)	8,930	181,368
		316,478
TELECOMMUNICATION SERVICES - 43.0%
AT&T, Inc. (Diversified Telecom. Svs.)	5,939	181,733
Verizon Communications, Inc. (Diversified Telecom. Svs.)	5,281	203,530
		385,263
Total Common Stocks (Cost $743,870)		$860,203

Money Market Funds - 3.7%	Shares	Value
Fidelity Institutional Money Market Funds	33,000	$33,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $33,000)		$33,000

Total Investments - 99.7% (Cost $776,870) (a)		$893,203
Other Assets in Excess of Liabilities - 0.3%		3,136
Net Assets - 100.0%		$896,339

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 5 - Third Quarter Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 95.5%	Shares	Value
CONSUMER STAPLES - 15.5%
Kraft Foods, Inc. Class A (Food Products)	3,856	$120,924

HEALTH CARE - 20.1%
Pfizer, Inc. (Pharmaceuticals)	7,679	155,961

MATERIALS - 22.0%
E.I. du Pont de Nemours & Co. (Chemicals)	3,112	171,067

TELECOMMUNICATION SERVICES - 37.9%
AT&T, Inc. (Diversified Telecom. Svs.)	4,484	137,210
Verizon Communications, Inc. (Diversified Telecom. Svs.)	4,100	158,014
		295,224
Total Common Stocks (Cost $542,449)		$743,176

Money Market Funds - 4.3%	Shares	Value
Fidelity Institutional Money Market Funds	33,000	$33,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $33,000)		$33,000

Total Investments - 99.8% (Cost $575,449) (a)		$776,176
Other Assets in Excess of Liabilities - 0.2%		1,847
Net Assets - 100.0%		$778,023

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 5 - Fourth Quarter Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 96.5%	Shares	Value
CONSUMER STAPLES - 17.8%
Kraft Foods, Inc. Class A (Food Products)	5,001	$156,831

HEALTH CARE - 20.8%
Pfizer, Inc. (Pharmaceuticals)	8,989	182,567

INFORMATION TECHNOLOGY - 18.4%
Intel Corp. (Semiconductors & Equip.)	8,039	162,147

TELECOMMUNICATION SERVICES - 39.5%
AT&T, Inc. (Diversified Telecom. Svs.)	5,397	165,148
Verizon Communications, Inc. (Diversified Telecom. Svs.)	4,737	182,564
		347,712
Total Common Stocks (Cost $717,425)		$849,257

Money Market Funds - 3.3%	Shares	Value
Fidelity Institutional Money Market Funds	29,000	$29,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $29,000)		$29,000

Total Investments - 99.8% (Cost $746,425) (a)		$878,257
Other Assets in Excess of Liabilities - 0.2%		1,796
Net Assets - 100.0%		$880,053

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The  Dow® Target  Variable  Fund  LLC

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

(1)           Organization

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end management investment company.  The Dow®  Target 10 Portfolios are four non-diversified portfolios of the ten common stocks of the Dow Jones Industrial AverageSM (“DJIASM” ) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the respective Portfolio’s annual term.  These ten companies are popularly known as the “Dogs of the Dow.”  The Dow® Target 5 Portfolios are four non-diversified portfolios of five common stocks of the related quarter Dow® Target 10 Portfolios’ stocks having the lowest per-share prices as of the close of business on or about the second to last business day prior to the beginning of each of the respective Portfolio’s annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income.  The Fund may or may not achieve that objective.  The stocks held in each Portfolio of the Fund are not expected to reflect the DJIASM and the prices of Portfolio membership interests are not intended to track movements of the DJIASM.  The DJIASM consists of thirty stocks selected by Dow Jones & Company, Inc. (“Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law.  The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”).  Portfolio membership interests are not offered directly to the public.  Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2)           Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s separate accounts without a sales charge.  They may be purchased or redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order.  The value of Portfolio membership interests is based on the value of the stocks and any other cash or net assets of each Portfolio.  The domestic common stocks of the Portfolio are valued at the price of the last trade on the exchange on which each security is primarily traded.  This valuation is conducted as of 4:00 p.m. Eastern Time each day that the New York Stock Exchange is open for unrestricted trading.

The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio membership interests outstanding.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:

Level 1:  Quoted prices in active markets for identical securities.
Level 2:  Other significant observable inputs, including quoted prices for similar securities, interest rates,  prepayment  speeds, credit risk, etc.
Level 3:  Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2011:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Dow® Target 10 - First Quarter	Common Stocks	$2,307,446	$-	$-
	Money Market Funds	13,000	-	-
		$2,320,446	$-	$-

Dow® Target 10- Second Quarter	Common Stocks	$2,533,020	$-	$-
	Money Market Funds	23,000	-	-
		$2,556,020	$-	$-

Dow® Target 10 - Third Quarter	Common Stocks	$1,873,302	$-	$-
	Money Market Funds	17,000	-	-
		$1,890,302	$-	$-

Dow® Target 10 - Fourth Quarter	Common Stocks	$2,480,407	$-	$-
	Money Market Funds	44,000	-	-
		$2,524,407	$-	$-

Dow® Target 5 - First Quarter	Common Stocks	$862,074	$-	$-
	Money Market Funds	33,000	-	-
		$895,074	$-	$-

Dow® Target 5 - Second Quarter	Common Stocks	$860,203	$-	$-
	Money Market Funds	33,000	-	-
		$893,203	$-	$-

Dow® Target 5 - Third Quarter	Common Stocks	$743,176	$-	$-
	Money Market Funds	33,000	-	-
		$776,176	$-	$-

Dow® Target 5 - Fourth Quarter	Common Stocks	$849,257	$-	$-
	Money Market Funds	29,000	-	-
		$878,257	$-	$-

The  Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers into, or out of, Level 1, Level 2, or Level 3 for the three-month period ended March 31, 2011.

Dividends and Distributions

The  Dow® Target  Variable  Fund  LLC

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements.  Distributions are, however, made periodically.

In the normal course of business, security transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned.  Net realized gain or loss on investments is determined using the specific identification method.

Federal Income Taxes

The Fund is a single-member limited liability company that is taxed as a division of ONLIC.  Income and losses of the Portfolios are included in the taxable income or loss of ONLIC.  Accordingly, the Portfolios have no provision for Federal income taxes.

The Fund and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of  Ohio (i.e. the last 4 tax year ends and the interim tax period since then).  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio.  Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of  Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

(3)   Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio at March 31, 2011 were as follows:

	Dow® Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$280,599	$383,948	$274,943	$289,130
Depreciation	(33,926)	(38,942)	(53,377)	(11,955)
Net unrealized:
Appreciation	$246,673	$345,006	$221,566	$277,175
Aggregate cost of securities	$2,073,773	$2,211,014	$1,668,736	$2,247,232

	Dow® Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$56,198	$135,479	$200,727	$131,832
Depreciation	(6,027)	(19,146)	-	-
Net unrealized:
Appreciation	$50,171	$116,333	$200,727	$131,832
Aggregate cost of securities	$844,903	$776,870	$575,449	$746,425

(4)           Subsequent Events

At a meeting held on February 10, 2010, the Fund’s Board of Managers approved the Plan of Liquidation, which provides for the liquidation of the Dow® Target Variable Fund LLC and each of its Portfolios, pending member and contract owner approval.  The Fund designated February 14, 2011 as the record date to determine the members, and variable annuity contract owners,  that were eligible to vote on the Plan of Liquidation.  A special meeting of the members of each Portfolio was held April 4, 2011 for the purpose of submitting the Plan of Liquidation to the members of each Portfolio for their approval. The Plan was approved by the members and each Portfolio of the Fund was liquidated on April 8, 2011.

Management has evaluated events and transactions through the date the financial statements were available to be issued, for purposes  of recognition or disclosure in these financial statements, and there are no additional subsequent events to report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Dow® Target Variable Fund LLC

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date	May 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date	May 18, 2011

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date	May 18, 2011